UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                              Form 13F COVER PAGE




Report for the Calendar Year or Quarter Ended: September 30, 2003


Check here if Amendment ( X ); Amendment Number: 1

This Amendment (Check only one.):        (X)  is a restatement.
                                         ( )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO
   CORRECT THE FILER NUMBER/NAME.

Signature, Place, and Date of Signing:

/s/Christian A. Szautner    West Conshohocken, PA          10/4/08
(Signature)                    (City, State)               (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO
   CORRECT THE FILER NUMBER/NAME.

Report Type  (Check only one.):

(    )        13F HOLDINGS REPORT.  (Check here if all holdings of this
              reporting manager are reported in this report.)

(    )        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


 Report Summary:

Number of Other Included Managers:              8

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:    $ 19,552,444.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, LP - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Marathon Asset Management, Ltd. - 028-6422
Martingale Asset Management, L.P. - 028-04632
Palto Alto Investors - 028-10266
Shapiro Capital Management Company, Inc. - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441

Item 1:                Item 2:   Item 3:     Item 4:        Item 5:              Item 6:              Item 7:         Item 8:
                       Title                 Fair Market    Shares or           Investment                             Voting
                        of                                                      Discretion                           Authority
Name Of Issuer         Class     CUSIP       Value          Principal Amt.   (a)   (b)  (c)           Managers    (a)   (b)   (c)
                                                                             Sole  Shared  Shared                Sole  Shared  None
                                                                                           Other

Agree Realty Corp.     COM       008492100    $36,720.00     1,500.00                   X                                X
American Financial
 Realty Trust          COM       02607P305   $411,720.00    29,200.00                   X                                X
Boston
 Properties, Inc.      COM       101121101   $326,025.00     7,500.00                   X                                X
Camden Property
 Trust REIT            COM       133131102   $288,225.00     7,500.00                   X                                X
Chelsea Property
 Group, Inc.           COM       163421100   $249,080.00     5,200.00                   X                                X
Cresent Real Estate
 Equity REIT           COM       225756105   $210,250.00    14,500.00                   X                                X
Eastgroup
 Properties, Inc.      COM       277276101   $283,356.00    10,200.00                   X                                X
First Industrial
 Realty Trust          COM       32054K103   $253,353.00     7,900.00                   X                                X
General Growth
 Properties            COM       370021107   $537,750.00     7,500.00                   X                                X
Hilton Hotels          COM       432848109   $212,482.00    13,100.00                   X                                X
Home Properties
 of New York, Inc.     COM       437306103   $211,680.00     5,400.00                   X                                X
Host Marriott Corp.    COM       44107P104   $444,222.00    41,400.00                   X                                X
Istar Financial, Inc.  COM       45031U101   $541,405.00    13,900.00                   X                                X
Lexington Corp         COM       529043101   $356,376.00    18,600.00                   X                                X
Mills Corp.            COM       601148109   $365,955.00     9,300.00                   X                                X
Pan Pacific Retail
 Properties, Inc.      COM       69806L104   $210,700.00     4,900.00                   X                                X
Parkway
 Properties, Inc.      COM       70153Q104   $201,020.00     4,600.00                   X                                X
Pennsylvania Real
 Estate REIT           COM       709102107   $448,230.00    13,400.00                   X                                X
Prologis Trust         COM       743410102   $538,450.00    17,800.00                   X                                X
Regency Centers Corp.  COM       758849103   $431,145.00    11,700.00                   X                                X
Rouse Co.              COM       779273101   $354,450.00     8,500.00                   X                                X
Alcoa, Inc.            COM       013817101   $593,832.00    22,700.00                   X                                X
American Express Co.   COM       025816109   $662,382.00    14,700.00                   X                                X
Baxter
 International, Inc.   COM       071813109   $697,440.00    24,000.00                   X                                X
Boeing Co.             COM       097023105   $635,105.00    18,500.00                   X                                X
Chevron Texaco Corp.   COM       166764100   $564,455.00     7,900.00                   X                                X
Chubb Corp.            COM       171232101   $622,848.00     9,600.00                   X                                X
Comerica, Inc.         COM       200340107   $629,100.00    13,500.00                   X                                X
Deere & Co.            COM       244199105   $677,037.00    12,700.00                   X                                X
Intuit, Inc.           COM       461202103   $675,360.00    14,000.00                   X                                X
JP Morgan Chase & Co.  COM       46625H100   $666,002.00    19,400.00                   X                                X
Marsh & McLennan
 Cos., Inc.            COM       571748102   $537,993.00    11,300.00                   X                                X
Mellon Financial Corp. COM       58551A108   $632,940.00    21,000.00                   X                                X
Microsoft Corp.        COM       594918104   $680,855.00    24,500.00                   X                                X
Morgan Stanley, Dean
 Witter, Discover & Co.COM       617446448   $615,612.00    12,200.00                   X                                X
Newell
 Rubbermaid, Inc.      COM       651229106   $595,925.00    27,500.00                   X                                X
Oracle Corp.           COM       68389X105   $585,684.00    52,200.00                   X                                X
Public Service Enterprise
 Group, Inc.           COM       744573106   $651,000.00    15,500.00                   X                                X
The Healthcare Co.     COM       404119109   $626,620.00    17,000.00                   X                                X
The Limited, Inc.      COM       532716107   $625,820.00    41,500.00                   X                                X
Wyeth Corp.            COM       983024100   $663,840.00    14,400.00                   X                                X
